Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2018
Trade and Other Payables
Schedule of trade and other payables

	Thousands of Euros
	31/12/2018	31/12/2017
Suppliers	561,883	423,096
VAT payable	8,954	8,827
Taxation authorities, withholdings payable	26,299	24,084
Social security payable	12,787	11,741
Other public entities	111,776	97,068
Other payables	159,816	141,720
Current income tax liabilities	1,917	6,709
	723,616	571,525